Regulatory matters	6 Months Ended
Sep. 30, 2024
Regulatory matters
9. Regulatory matters
Regulatory capital requirements
MHFG, MHBK, and MHTB are subject to regulatory capital requirements supervised by the Financial Services Agency in accordance with the provisions of Japan’s Banking Act and related regulations. Certain foreign banking subsidiaries are subject to regulation and control by local supervisory authorities, including central banks. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial condition and results of operations.

Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2024 and September 30, 2024 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2024		September 30, 2024
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,883	8.09	5,664	8.12
Actual	9,259	12.73	9,554	13.69
Tier 1 capital:
Required (1)	6,973	9.59	6,710	9.62
Actual	10,801	14.85	11,425	16.37
Total risk-based capital:
Required (1)	8,428	11.59	8,106	11.62
Actual	12,314	16.93	13,013	18.65
Leverage Ratio (2) :
Required (3)	8,028	3.50	8,404	3.70
Actual	10,801	4.70	11,425	5.02
MHBK:
Common Equity Tier 1 capital:
Required	2,968	4.50	2,860	4.50
Actual	7,431	11.26	7,856	12.35
Tier 1 capital:
Required	3,957	6.00	3,813	6.00
Actual	8,973	13.60	9,724	15.30
Total risk-based capital:
Required	5,276	8.00	5,084	8.00
Actual	10,400	15.76	11,262	17.71
Leverage Ratio (2) :
Required	6,382	3.00	6,593	3.15
Actual	8,973	4.21	9,724	4.64
MHTB:
Common Equity Tier 1 capital:
Required	74	4.50	69	4.50
Actual	476	28.98	488	31.71
Tier 1 capital:
Required	98	6.00	92	6.00
Actual	476	28.98	488	31.71
Total risk-based capital:
Required	131	8.00	123	8.00
Actual	476	28.99	489	31.72
Leverage Ratio (2) :
Required	123	3.00	121	3.15
Actual	476	11.62	488	12.65

	March 31, 2024		September 30, 2024
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)

Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,716	4.50	2,595	4.50
Actual	6,273	10.39	6,547	11.35
Tier 1 capital:
Required	3,621	6.00	3,460	6.00
Actual	7,805	12.93	8,405	14.57
Total risk-based capital:
Required	4,828	8.00	4,614	8.00
Actual	9,185	15.21	9,897	17.15
Leverage Ratio (2) :
Required	5,867	3.00	6,090	3.15
Actual	7,805	3.99	8,405	4.34
MHTB:
Common Equity Tier 1 capital:
Required	70	4.50	65	4.50
Actual	446	28.60	452	31.24
Tier 1 capital:
Required	93	6.00	86	6.00
Actual	446	28.60	452	31.24
Total risk-based capital:
Required	124	8.00	115	8.00
Actual	446	28.60	452	31.25
Leverage Ratio (2) :
Required	118	3.00	116	3.15
Actual	446	11.31	452	12.24

Notes:
(1)
The required ratios
described
above, at March 31, 2024 and September 30, 2024, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.09% and 0.12%, respectively, and the additional loss absorbency requirements for global systemically important banks
(“G-SIBs”)
and domestic systemically important banks
(“D-SIBs”)
of 1.00%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets.

(2)	The required and actual amounts described above at March 31, 2024 and September 30, 2024 exclude amounts of deposits to the Bank of Japan.
(3)
The required ratios
described
above, at March 31, 2024 and September 30, 2024, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.

MHFG’s securities subsidiary in Japan is also subject to the capital adequacy requirement under Japan’s Financial Instruments and Exchange Act. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions.

Management believes, as of each latest balance sheet date, that MHFG, MHBK, MHTB, and their securities subsidiary in Japan and foreign banking subsidiaries were in compliance with all capital adequacy requirements to which they were subject.